Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A Previously Reported	Ordinary Shares Class A	Ordinary Shares Class B Previously Reported	Ordinary Shares Class B	Share subscription Receivables Previously Reported	[1]	Share subscription Receivables [1]	Additional paid-in capital Previously Reported	Additional paid-in capital	Statutory reserve Previously Reported	Statutory reserve	Retained earnings Previously Reported	Retained earnings	Accumulated other comprehensive income (loss) Previously Reported	Accumulated other comprehensive income (loss)	Previously Reported	Total
Balance at Dec. 31, 2021			$ 821		$ 379			$ (1,200)		$ 114,726		$ 282,545		$ 2,335,046		$ 64,637		$ 2,796,954
Balance (in Shares) at Dec. 31, 2021	[1]		8,213,040		3,786,960
Net loss														(771,483)				(771,483)
Statutory reserve
Foreign currency translation adjustment																(203,486)		(203,486)
Balance at Dec. 31, 2022		$ 821	$ 821	$ 379	$ 379	$ (1,200)		(1,200)	$ 114,726	114,726	$ 282,545	282,545	$ 1,563,563	1,619,357	$ (138,849)	(138,849)	$ 1,821,985	1,877,779
Balance (in Shares) at Dec. 31, 2022	[1]	8,213,040	8,213,040	3,786,960	3,786,960
Adoption of ASC 326														55,794				55,794
Net loss														(2,547,668)				(2,547,668)
Capital Contribution			$ 275					1,200		8,160,308								8,161,783
Capital Contribution (in Shares)	[1]		2,750,000
Foreign currency translation adjustment																(86,942)		(86,942)
Balance at Dec. 31, 2023			$ 1,096		$ 379					8,275,034		282,545		(928,311)		(225,791)		7,404,952
Balance (in Shares) at Dec. 31, 2023	[1]		10,963,040		3,786,960
Net loss														(8,679,289)				(8,679,289)
Capital Contribution			$ 16,522							35,235,195								35,251,717
Capital Contribution (in Shares)	[1]		165,217,391
Shares issued for equity compensation plan			$ 300							1,773,000								1,773,300
Shares issued for equity compensation plan (in Shares)	[1]		3,000,000
Foreign currency translation adjustment																(48,655)		(48,655)
Balance at Dec. 31, 2024			$ 17,918		$ 379					$ 45,283,229		$ 282,545		$ (9,607,600)		$ (274,446)		$ 35,702,025
Balance (in Shares) at Dec. 31, 2024	[1]		179,180,431		3,786,960

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.